Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is an amended and restated final prospectus for the related offering. The maximum aggregate offering price for such offering is $683,000.00.
Narrative - Max Aggregate Offering Price	$ 683,000.00